Acquisitions - PowderPure, Fragrance Resources, and David Michael (Details) $ in Thousands, € in Millions				12 Months Ended
	Apr. 07, 2017 USD ($)	Jan. 17, 2017 EUR (€)	Jan. 17, 2017 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Business Acquisition [Line Items]
Selling and administrative expenses				$ 876,121	$ 707,461	$ 570,144
Goodwill				5,497,596	$ 5,378,388	$ 1,156,288	$ 1,000,123
PowderPure [Member]
Business Acquisition [Line Items]
Percentage of voting interest acquired	100.00%
Cash paid to acquire business	$ 54,600
Cash acquired from acquisition	400
Additional contingent consideration	1,400
Purchase price exceeds preliminary fair value of net assets	48,000
Goodwill, expected tax deductible amount	15,200
Selling and administrative expenses				$ 1,300
PowderPure [Member] | Maximum [Member]
Business Acquisition [Line Items]
Earn out payable	10,000
PowderPure [Member] | Proprietary Technology [Member]
Business Acquisition [Line Items]
Intangible assets acquired	$ 27,500
Weighted-Average Useful Life	14 years
PowderPure [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Intangible assets acquired	$ 4,500
Weighted-Average Useful Life	14 years
PowderPure [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired	$ 800
Weighted-Average Useful Life	2 years
Fragrance Resources [Member]
Business Acquisition [Line Items]
Percentage of voting interest acquired			100.00%
Cash paid to acquire business		€ 143.4	$ 151,900
Cash acquired from acquisition		13.7	14,400
Purchase price exceeds preliminary fair value of net assets			122,000
Business combination, consideration transferred		142.0	150,500
Additional payment for working capital adjustment		€ 1.4	1,500
Goodwill, not expected tax deductible amount			72,000
Accrued liabilities			$ 15,300
Fragrance Resources [Member] | Proprietary Technology [Member]
Business Acquisition [Line Items]
Weighted-Average Useful Life		5 years	5 years
Fragrance Resources [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Weighted-Average Useful Life		2 years	2 years
Fragrance Resources [Member] | Customer Relationships [Member]
Business Acquisition [Line Items]
Intangible assets acquired			$ 51,700
Fragrance Resources [Member] | Customer Relationships [Member] | Minimum [Member]
Business Acquisition [Line Items]
Weighted-Average Useful Life		12 years	12 years
Fragrance Resources [Member] | Customer Relationships [Member] | Maximum [Member]
Business Acquisition [Line Items]
Weighted-Average Useful Life		16 years	16 years
Fragrance Resources [Member] | Trade Names and Proprietary Technology [Member]
Business Acquisition [Line Items]
Intangible assets acquired			$ 13,600